Pensions and other post-retirement benefits - Disclosure of amounts recognised in the statement of financial position (Details) - GBP (£) £ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Other post-employment liabilities	£ (52)	£ (69)
Net defined benefit asset	1,814	1,951	£ 3,075
Liabilities	(593)	(694)
Assets	2,407	2,645
Funded obligations
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(17,601)	(18,934)
Fair value of plan assets	19,733	21,246
Funding surplus/(deficit)	2,132	2,312
Unfunded obligations
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(266)	(292)
Pensions | UK
Disclosure of defined benefit plans [line items]
Fair value of plan assets	11,782	12,578	16,865
Other post-employment liabilities	0	0
Net defined benefit asset	1,261	1,614	2,590
Liabilities	(56)	(58)
Assets	1,317	1,672
Pensions | US
Disclosure of defined benefit plans [line items]
Fair value of plan assets	5,320	6,060	7,263
Other post-employment liabilities	0	0
Net defined benefit asset	408	324	484
Liabilities	(210)	(234)
Assets	618	558
Pensions | Funded obligations | UK
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(10,465)	(10,906)
Fair value of plan assets	11,782	12,578
Funding surplus/(deficit)	1,317	1,672
Pensions | Funded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(4,702)	(5,502)
Fair value of plan assets	5,320	6,060
Funding surplus/(deficit)	618	558
Pensions | Unfunded obligations | UK
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(56)	(58)
Pensions | Unfunded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(210)	(234)
Other post-retirement benefits | US
Disclosure of defined benefit plans [line items]
Fair value of plan assets	2,631	2,608	2,885
Other post-employment liabilities	(52)	(69)
Net defined benefit asset	145	13	£ 1
Liabilities	(327)	(402)
Assets	472	415
Other post-retirement benefits | Funded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	(2,434)	(2,526)
Fair value of plan assets	2,631	2,608
Funding surplus/(deficit)	197	82
Other post-retirement benefits | Unfunded obligations | US
Disclosure of defined benefit plans [line items]
Present value of funded obligations	£ 0	£ 0